UNITED STATES SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549



                                 FORM N-CSR


                         CERTIFIED SHAREHOLDER REPORT OF
                   REGISTERED MANAGEMENT INVESTMENT COMPANIES




Investment Company Act file number:     811-10103

Exact name of registrant
  as specified in charger:              Satuit Capital Management Trust

Address of principal
  executive offices:                    2807 Gaston Gate
                                        Mt. Pleasant, SC 29466

Name and address
  of agent for service:                 Thomas R. Westle
                                        Blank Rome LLP
                                        The Chrysler Building
                                        405 Lexington Avenue
                                        New York, New York 10174

Registrant's telephone number,
      including area code:              (843) 883-0550

Date of fiscal year end:                October 31st

Date of reporting period:               April 30th


Item #1.  Reports to Stockholders.

                        SATUIT CAPITAL MICRO CAP FUND
                           Fund Expenses (unaudited)

A. Fund Expenses Example

      As a shareholder of the Fund, you incur two types of costs:
(1) transaction costs, including sales charges (loads) on certain purchases or contingent deferred sales charges on certain redemptions and (2) ongoing costs, including management fees, distribution (12b-1) fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period, November 1, 2006 and held for the six months ended April 30, 2007.

Actual Expenses Example

      The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000= 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During the Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

      The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

      Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) on certain purchases and contingent deferred sales charges on certain redemptions. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

-------------------------------------------------------------------------------------------------------
CLASS A                   Beginning Account Value     Ending Account Value         Expenses Paid
                              November 1, 2006           April 30, 2007            During Period*
                                                                              November 1, 2006 through
                                                                                   April 30, 2007
-------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------
Actual                             $1,000                  $1,067.60                   $10.00
-------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------
Hypothetical                       $1,000                  $1,015.12                   $ 9.74
(5% return before
  expenses)
-------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------

CLASS C                   Beginning Account Value     Ending Account Value         Expenses Paid
                              November 1, 2006           April 30, 2007            During Period*
                                                                              November 1, 2006 through
                                                                                   April 30, 2007
-------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------
Actual                             $1,000                  $1,069.40                   $13.85
-------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------
Hypothetical                       $1,000                  $1,011.41                   $13.47
(5% return before
  expenses)
-------------------------------------------------------------------------------------------------------

* Expenses are equal to the Fund's annualized expense ratio of 1.95% for Class A and 2.70% for Class C, multiplied by the average account value for the period, multiplied by 181 days in the most recent fiscal half year divided by 365 days in the current year.

B. Portfolio Holdings, by Sector, as Percentage of Net Assets

                         Satuit Capital Micro Cap Fund
                Portfolio Holdings, by Sector, as Percentage of Net Assets
                          as of 4/30/2007 (unaudited)

                                    [CHART]

                                    Percentage of
                                      Net Assets
                                    -------------
Aerospace/Defense                       1.16%
Commercial Services                     1.05%
Computer Software/Storage               9.77%
Correctional Facilities                 0.00%
Electronic/Equipment                    6.47%
Energy                                  2.28%
Financial                               9.44%
Healthcare                              5.10%
Industrial                              1.63%
Internet                                3.86%
Manufacturing                           2.47%
Metal Processor                         1.35%
Oil & Gas                              16.48%
Repurchase agreement                   40.10%
Retail                                  1.04%
Semi-Conductors                         3.59%
Tech                                    7.20%
Telecommunications                      7.26%
Transportation                          8.25%
Transportation                          6.16%
Other assets, net of liabilities        1.26%

                                Industry Sector

                         SATUIT CAPITAL MICRO CAP FUND
                            SCHEDULE OF INVESTMENTS
                                April 30, 2007
                                  (unaudited)

     Number                                             % of      Market
     of Shares Security Description                  Net Assets   Value
     --------- --------------------                  ---------- -----------

               COMMON STOCKS:                          88.40%

               AEROSPACE/DEFENSE:                       1.16%
       58,100  Ducommun, Inc.*                                  $ 1,657,012
                                                                -----------

               COMMERCIAL SERVICES:                     1.05%
       43,400  Team, Inc.*                                        1,493,828
            1  The Geo Group Inc.*                                       26
                                                                -----------
                                                                  1,493,854
                                                                -----------

               COMPUTER SOFTWARE/STORAGE:               9.77%
      196,500  American Software Class A                          1,729,200
       74,900  Comsys IT Partners*+                               1,704,724
      116,600  Digi International Inc.*+                          1,486,650
       63,000  Faro Technologies*                                 2,014,740
       88,800  JDA Software Group*+                               1,580,640
      110,300  Ness Technologies*                                 1,471,402
       95,800  Omnicell, Inc.*+                                   2,197,652
      132,800  Smart Modular Tech W*                              1,766,240
                                                                -----------
                                                                 13,951,248
                                                                -----------

               ELECTRONIC/EQUIPMENT:                    6.47%
       32,500  American Science & Engineering Inc.*+              1,527,500
       89,600  Comtech Group, Inc.*+                              1,580,544
      106,400  Cypberoptics Corp.*                                1,398,096
       75,600  Lojack Corp.*+                                     1,391,040
      460,800  Rae Systems Inc.*+                                 1,271,808
      240,000  Taser International Uts*+                          2,071,200
                                                                -----------
                                                                  9,240,188
                                                                -----------

               ENERGY:                                  2.28%
       34,500  Dawson Geophysical Co.*                            1,773,300
      108,400  Pioneer Drilling Co.*+                             1,486,164
                                                                -----------
                                                                  3,259,464
                                                                -----------

        Number                                       % of      Market
        of Shares Security Description            Net Assets   Value
        --------- --------------------            ---------- ----------

                  FINANCIAL:                         9.44%
          61,000  American West Bancorp                       1,228,540
          81,700  Amerisafe Inc.*                             1,644,621
         139,000  Amtrust Financial+                          1,663,830
          23,800  ASTA Financial                              1,040,774
          54,200  Bancorp Inc Del*                            1,307,846
             750  Castlepoint Hldgs. F+                          11,438
          37,500  City Bank Lynnwood WA                       1,170,375
         138,737  Goldleaf Financial*                           893,466
          82,200  Newstar Financial Inc.*+                    1,322,598
         200,200  Specialty Underwriter*                      1,633,632
               1  Washington Banking Co.                              8
         100,000  Wsb Financial Group*                        1,575,000
                                                             ----------
                                                             13,492,128
                                                             ----------

                  HEALTHCARE:                        5.10%
          73,800  Alnylam Pharmaceuticals, Inc.*+             1,385,226
         264,234  Biosphere Medical Inc.*+                    1,794,149
          86,800  Dialysis Corp*                              1,011,220
         297,800  Microtek Medical *+                         1,521,758
         125,100  Sun Healthcare Group*+                      1,568,754
                                                             ----------
                                                              7,281,107
                                                             ----------

                  INDUSTRIAL:                        1.63%
          48,000  DXP Enterprises, Inc.*+                     2,328,000
                                                             ----------

                  INTERNET:                          3.86%
          81,600  Imergent, Inc.                              2,096,304
         122,693  Interwoven, Inc.*                           1,873,522
         548,800  Tumbleweed Communication Corp.*             1,547,616
                                                             ----------
                                                              5,517,442
                                                             ----------

                  MANUFACTURING:                     2.47%
          95,400  Cohu Inc.                                   1,963,332
          54,000  Raven Inds+                                 1,560,060
                                                             ----------
                                                              3,523,392
                                                             ----------

                  METAL PROCESSOR:                   1.35%
          58,400  Dynamic Materials Co.*+                     1,929,536
                                                             ----------

          Number                                    % of      Market
          of Shares Security Description         Net Assets   Value
          --------- --------------------         ---------- ----------

                    OIL & GAS:                     16.48%
            34,800  Arena Resources, Inc.*+                  1,633,860
           109,400  Edge Petroleum Corp.*                    1,502,062
           156,000  Exploration Co.*+                        1,617,720
            39,600  Gulfmark Offshore, Inc.*                 1,896,840
           124,000  Gulport Energy Corp.*                    1,831,480
           407,400  Kodiak Oil & Gas Corp.*                  2,525,880
            52,200  Natco Group Inc. - A*                    1,994,040
           106,800  Natural Gas Services Group*+             1,516,560
            65,600  Parallel Petroleum*+                     1,516,016
            79,000  Superior Well Service*+                  1,998,700
           212,765  T.G.C. Industries*+                      2,138,288
            63,600  T-3 Energy Service Inc.*                 1,621,800
           113,500  Union Drilling Inc.*+                    1,752,440
                                                            ----------
                                                            23,545,686
                                                            ----------

                    RETAIL:                         1.04%
            58,200  Big 5 Sporting Goods                     1,489,920
                                                            ----------

                    SEMI-CONDUCTORS:                3.59%
            51,200  Chipmos Tec*+                              354,304
            93,500  Rudolph Technologies, Inc.*              1,614,745
           109,000  Silicon Motion Adr*                      2,644,340
            34,800  Ultra Clean Holdings*                      509,472
                                                            ----------
                                                             5,122,861
                                                            ----------

                    TECH:                           7.20%
           123,200  Aspen Technology Inc.*+                  1,673,056
            98,400  NCI, Inc.*                               1,449,432
           145,228  Radiant Systems *+                       1,954,769
            58,200  Rimage Corp*                             1,602,246
            66,109  Tessco Technologies, Inc.*               1,884,092
            61,047  Universal Electronics, Inc.*             1,727,630
                                                            ----------
                                                            10,291,225
                                                            ----------

                    TELECOMMUNICATIONS:             7.26%
            69,000  China Med Tech ADR*+                     1,667,040
            91,400  CPI International *+                     1,771,332
           150,100  Globecomm Systems*                       2,009,839
           181,200  Sirenza Microdevices*+                   1,650,732
            96,400  Smith Micro Software Inc.*+              1,531,796

 Number                                                    % of      Market
 of Shares  Security Description                        Net Assets   Value
 ---------- --------------------                        ---------- -----------

            TELECOMMUNICATIONS (continued)
    129,300 WPCS International*                                      1,737,792
                                                                   -----------
                                                                    10,368,531
                                                                   -----------

            TRANSPORTATION:                                8.25%
     86,900 Celadon Group Inc.*+                                     1,430,374
     85,000 Dryships, Inc.+                                          3,007,300
     83,703 Providence & Worcester Railroad Co.                      1,640,579
    105,600 Quintana Maritime                                        1,703,328
    129,600 TBS International LSTD-A*+                               2,069,712
     92,400 Ultrapetrol Ltd.*                                        1,940,400
                                                                   -----------
                                                                    11,791,693
                                                                   -----------
            Total Common Stocks:
            (Cost $108,240,731)                                    126,283,287
                                                                   -----------
 Par Value
 ---------- -

            SHORT TERM INVESTMENTS:                       40.10%
  1,321,883 Repurchase Agreement                            .92%     1,321,883
            (Bear Stearns Repurchase agreement
            2.6562% due 5/1/07, dated 4/30/07,
            maturity value $1,321,981, (collateralized
            by $1,155,000 United States Treasury
            Bonds, 2.375%, due 1/15/2025, valued at
            $1,352,777) (cost $1,321,883)
 22,098,956 Repurchase Agreement                          15.47%    22,098,956
            (Bear Stearns Repurchase agreement
            5.1100% due 5/1/07, dated 4/30/07,
            maturity value $22,102,092, (collateralized
            by 19,295,000 United States Treasury
            Bonds, 2.375%, due 1/15/2025, valued at
            $22,598,986) (cost $22,098,956)
 33,870,172 Repurchase Agreement                          23.71%    33,870,172
            (Bear Stearns Repurchase agreement
            5.1100%, due 5/1/07, dated 4/30/07,
            maturity value $33,875,170, (collateralized
            by 29,570,000 United States Treasury
            Bonds, 2.375%, due 1/15/2025, valued at
            $34,633,429) (cost $33,870,172)
                                                                   -----------
            Total short term investments:
            (cost $57,291,011)                                      57,291,011
                                                                   -----------

                                                  % of       Market
         Security Description                  Net Assets    Value
         --------------------                  ---------- -----------

         TOTAL INVESTMENTS:
         (Cost: $165,531,742)                    128.50%  183,574,298
         Liabilities in excess of other assets   (28.50%) (40,720,004)
                                                 ------   -----------

         NET ASSETS                              100.00%  142,854,294
                                                 ======   ===========

*  Non-income producing
+ A portion of the shares held are on loan at April 30, 2007 as part of the Fund's security lending program. Total Market Value of loaned securities at April 30, 2007 was $34,071,768. (see Note 4).

The accompanying notes are an integral part of these financial statements.

SATUIT CAPITAL MICRO CAP FUND
STATEMENT OF ASSETS AND LIABILITIES

April 30, 2007 (unaudited)
--------------------------------------------------------------------------------

ASSETS
 Investments at value (identified cost of $108,240,731) (Note 1)                                $126,283,287
 Repurchase agreements (identified cost of $57,291,011)                                           57,291,011
                                                                                                ------------
     Total investments (identified cost of $165,531,742)                                         183,574,298
 Interest receivable                                                                                  46,356
 Dividends receivable                                                                                  7,892
 Receivable for securities sold                                                                      470,978
 Receivable for capital stock sold                                                                   163,232
 Prepaid expenses                                                                                     90,361
                                                                                                ------------
     TOTAL ASSETS                                                                                184,353,117
                                                                                                ------------

LIABILITIES
 Payable for collateral on loaned securities (Note 4)                                             35,192,055
 Payable for capital stock redeemed                                                                  114,361
 Payable for securities purchased                                                                  6,098,960
 Accrued advisor fees                                                                                 80,625
 Other accrued expenses                                                                               12,822
                                                                                                ------------
     TOTAL LIABILITIES                                                                            41,498,823
                                                                                                ------------
 Net Assets                                                                                     $142,854,294
                                                                                                ============

NET ASSETS CONSIST OF:
 Paid in capital applicable to 5,229,985 shares of $.01 par value shares of beneficial interest
   outstanding                                                                                  $122,621,736
 Undistributed net investment income (loss)                                                         (573,426)
 Accumulated net realized gain (loss) on investments                                               2,763,428
 Net unrealized appreciation (depreciation) of investments                                        18,042,556
                                                                                                ------------
 Net Assets                                                                                     $142,854,294
                                                                                                ============

NET ASSET VALUE PER SHARE
Class A Shares
($140,141,130 / 5,129,324 shares outstanding; 15,000,000 authorized) (Note 2)                   $      27.32
                                                                                                ============
Maximum offering price per share ($27.32 x 100 / 94.25)                                         $      28.99
                                                                                                ============
Class C Shares
($2,713,164 / 100,661 shares outstanding; 10,000,000 authorized) (Note 2)                       $      26.95
                                                                                                ============

The accompanying notes are an integral part of these financial statements.

SATUIT CAPITAL MICRO CAP FUND
STATEMENT OF OPERATIONS

Six months ended April 30, 2007 (unaudited)
--------------------------------------------------------------------------------

INVESTMENT INCOME
 Income
   Dividend                                                        $384,880
   Interest                                                         171,602
   Income from securities loaned--net (Note 4)                      158,032
                                                                   --------
     Total investment income                                                   714,514
                                                                            ----------

EXPENSES
 Investment advisory fees (Note 2)                                  818,592
 Rule 12b-1 and servicing fees (Note 2)
   Class A                                                          160,553
   Class C                                                           12,662
 Accounting fees (Note 2)                                            29,591
 Administrative services (Note 2)                                    56,311
 Custody fees                                                        29,190
 Registration fees (Note 2)                                          14,877
 Transfer agent fees (Note 2)                                        85,250
 Professional fees                                                   36,944
 Shareholder services (Note 2)                                      103,552
 Miscellaneous                                                       20,296
 Compliance fees                                                      2,479
 Trustee fees                                                         8,402
                                                                   --------
   Total expenses                                                            1,378,699
 Advisor fee waiver (Note 2)                                                   (90,759)
                                                                            ----------
 Net expenses                                                                1,287,940
                                                                            ----------
 Net investment income (loss)                                                 (573,426)
                                                                            ----------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
 Net realized gain (loss) on investments                                     3,663,603
 Change in net unrealized appreciation/depreciation on investments           5,682,835
                                                                            ----------
 Net realized and unrealized gain (loss) on investments                      9,346,438
                                                                            ----------
 Increase (decrease) in net assets from operations                          $8,773,012
                                                                            ==========

The accompanying notes are an integral part of these financial statements.

SATUIT CAPITAL MICRO CAP FUND
STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                     Six months
                                                                       ended
                                                                   April 30, 2007    Year ended
                                                                    (unaudited)   October 31, 2006
                                                                   -------------- ----------------
Increase (Decrease) in Net Assets
OPERATIONS
 Net investment income (loss)                                       $   (573,426)   $   (570,649)
 Net realized gain (loss) on investments                               3,663,603        (900,175)
 Change in net unrealized appreciation/depreciation on investments     5,682,835       9,056,226
                                                                    ------------    ------------
 Increase in net assets from operations                                8,773,012       7,585,402
                                                                    ------------    ------------

DISTRIBUTIONS TO SHAREHOLDERS
 Net realized gain
   A Class                                                                    --      (1,950,161)
   C Class                                                                    --         (53,591)
                                                                    ------------    ------------
 Decrease in net assets from distributions                                    --      (2,003,752)
                                                                    ------------    ------------

CAPITAL SHARE TRANSACTIONS (Note 6)
 Shares sold
   A Class                                                            31,545,808     106,910,018
   C Class                                                               396,082       1,919,882
 Distributions reinvested
   A Class                                                                    --       1,899,828
   C Class                                                                    --          53,591
 Shares redeemed
   A Class                                                           (20,187,153)    (13,810,945)
   C Class                                                              (293,607)       (159,758)
                                                                    ------------    ------------
 Increase (decrease) in net assets from capital share transactions    11,461,130      96,812,616
                                                                    ------------    ------------

NET ASSETS
 Increase during period                                               20,234,142     102,394,266
 Beginning of period                                                 122,620,152      20,225,886
                                                                    ------------    ------------
 End of period                                                      $142,854,294    $122,620,152
                                                                    ============    ============

The accompanying notes are an integral part of these financial statements.

SATUIT CAPITAL MICRO CAP FUND
FINANCIAL HIGHLIGHTS

SELECTED PER SHARE DATA THROUGHOUT EACH PERIOD
--------------------------------------------------------------------------------

                                                         Class A Shares
                               ----------------------------------------------------------------   --------------
                                 Six months                                                         Six months
                                   ended                     Year ended October 31,                   ended
                               April 30, 2007  ------------------------------------------------   April 30, 2007
                                (unaudited)       2006      2005      2004      2003      2002     (unaudited)
                               --------------  --------   -------   -------   -------   -------   --------------
Net asset value, beginning of
 period                           $  25.59     $  23.41   $ 20.63   $ 18.69   $ 11.67   $ 12.42       $25.20
                                  --------     --------   -------   -------   -------   -------       ------
Investment activities
  Net investment income
   (loss)                            (0.11)       (0.12)    (0.28)    (0.34)    (0.34)    (0.28)       (0.18)
  Net realized and unrealized
   gain (loss) on investments         1.84         4.44      3.90   $  2.57   $  7.36     (0.47)        1.93
                                  --------     --------   -------   -------   -------   -------       ------
  Total from investment
   activities                         1.73         4.32      3.62      2.23      7.02     (0.75)        1.75
                                  --------     --------   -------   -------   -------   -------       ------
Distributions
                                  --------     --------   -------   -------   -------   -------       ------
  Net realized gain                     --        (2.14)    (0.84)    (0.29)       --        --           --
                                  --------     --------   -------   -------   -------   -------       ------
Net asset value, end of period    $  27.32     $  25.59   $ 23.41   $ 20.63   $ 18.69   $ 11.67       $26.95
                                  ========     ========   =======   =======   =======   =======       ======
Ratios/Supplemental Data
Total Return                          6.76%       19.39%    17.81%    10.69%    60.15%    (6.04%)       6.94%
Ratio to average net assets
  Expenses                            2.09%**      2.30%     2.85%     3.10%     4.04%     4.99%        2.84%
  Expenses, net of
   reimbursements and fee
   waivers (Note 2)                   1.95%**      1.95%     1.95%     2.54%     2.80%     2.80%        2.70%
  Net investment loss,
   excluding reimbursements
   and fee waivers                   (1.00%)**    (1.31%)   (2.21%)   (2.93%)   (3.61%)   (4.36%)      (1.53%)
  Net investment loss                (0.86%)**    (0.95%)   (1.31%)   (2.36%)   (2.37%)   (2.17%)      (1.38%)
Portfolio turnover rate              95.45%      154.38%   183.57%   147.71%   122.31%   157.83%       95.45%
Net assets, end of period
 (000's)                          $140,141     $120,182   $19,664   $16,588   $ 8,628   $ 4,461       $2,713

                                    Class C Shares
                               ----------------------------------
                                   Year ended
                                   October 31,
                               -----------------     Period ended
                                 2006      2005    October 31, 2004*
                               -------   -------   -----------------
Net asset value, beginning of
 period                        $ 23.23   $ 20.64        $ 20.74
                               -------   -------        -------
Investment activities
  Net investment income
   (loss)                        (0.23)    (0.33)         (0.21)
  Net realized and unrealized
   gain (loss) on investments     4.34      3.75           0.11
                               -------   -------        -------
  Total from investment
   activities                     4.11      3.42          (0.10)
                               -------   -------        -------
Distributions
                               -------   -------        -------
  Net realized gain              (2.14)    (0.83)            --
                               -------   -------        -------
Net asset value, end of period $ 25.20   $ 23.23        $ 20.64
                               =======   =======        =======
Ratios/Supplemental Data
Total Return                     18.58%    16.26%         (0.48%)
Ratio to average net assets
  Expenses                        3.05%     3.60%          4.06%**
  Expenses, net of
   reimbursements and fee
   waivers (Note 2)               2.70%     2.70%          2.99%**
  Net investment loss,
   excluding reimbursements
   and fee waivers               (2.06%)   (2.96%)        (4.60%)**
  Net investment loss            (1.70%)   (2.06%)        (3.53%)**
Portfolio turnover rate         154.38%   183.57%        147.71%
Net assets, end of period
 (000's)                       $ 2,438   $   562        $    93

*Commencement of operation of Class C shares was April 21, 2004.
**Annualized

The accompanying notes are an integral part of these financial statements.

SATUIT CAPITAL MICRO CAP FUND
NOTES TO THE FINANCIAL STATEMENTS

April 30, 2007 (unaudited)
--------------------------------------------------------------------------------

NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES

      The Satuit Capital Micro Cap Fund (the "Fund") is a series of Satuit Capital Management Trust ("SCMT"), which is registered under The Investment Company Act of 1940, as amended, as an open-end management investment company. The Fund was established in December, 2000 as a series of SCMT. The Fund currently offers two Classes of shares (Class A and Class C). The objective of the Fund is to seek to achieve long-term capital appreciation.

      The following is a summary of significant accounting policies consistently followed by the Fund. The policies are in conformity with accounting principles generally accepted in the United States of America.

      Security Valuation The Fund's securities are valued at current market prices. Investments traded on a principal exchange (U.S. or foreign) and on the NASDAQ National Market System are valued at the last reported sales price on the exchange on which the securities are traded as of the close of business on the last day of the period or, lacking any sales, at the last available bid price. In cases where securities are traded on more than one exchange, the securities are valued on the exchange designated by or under the authority of the Fund's Board of Trustees. Short-term debt securities (less than 60 days to maturity) are valued at their fair market value using amortized cost. Securities traded in the over-the-counter market are valued at the last available sale price in the over-the-counter market prior to time of valuation. Securities for which market quotations are not readily available are valued on a consistent basis at fair value as determined in good faith by or under the direction of the Fund's officers in a manner specifically authorized by the Board of Trustees of the Fund. Depositary Receipts will be valued at the closing price of the instrument last determined prior to time of valuation unless the Fund is aware of a material change in value. Securities for which such a value cannot be readily determined will be valued at the closing price of the underlying security adjusted for the exchange rate. Portfolio securities which are primarily traded on foreign exchanges are translated into U.S. dollars at the current exchange rate. If values of foreign securities have been materially affected by events occurring after the close of a foreign market, foreign securities may be valued by another method that the Board of Trustees believes reflects fair value.

      In September 2006, FASB issued FASB Statement No. 157, "Fair Value Measurement" ("SFAS 157"), which defines fair value, establishes a framework for measuring fair value, and expands disclosures about fair value measurements. SFAS 157 is effective for fiscal years beginning after November 15, 2007, and interim periods within those fiscal years. The Fund believes the adoption of SFAS 157 will have no material impact on its financial statements.

      Federal Income Taxes. The Fund intends to comply with the requirements of Sub Chapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. Therefore, no federal income tax provision is required. As of October 31, 2006, the Fund had capital loss carryforwards of $899,934 available to offset future capital gains, all of which expire in 2014.

      On July 13, 2006, The Financial Accounting Standards Board ("FASB") released FASB Interpretation No. 48 "Accounting for Uncertainty in Income Taxes" ("FIN 48"). Fin 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken or expected to be taken in the course of preparing the Fund's tax returns to determine whether the tax positions are "more-likely-than-not" of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax benefit or expense in the current year. Adoption of FIN 48 is required for implementation no later than June 29, 2007 and is to be applied to all open tax years as of the effective date. Management believes that the adoption of FIN 48 will have no impact on the financial statements.

      Security Transactions and Income. Security transactions are accounted for on the trade date. The cost of securities sold is determined generally on a specific identification basis. Dividends are recorded on the ex-dividend date. Interest income is recorded on an accrual basis.

      Accounting Estimates. In preparing financial statements in conformity with accounting principles generally accepted in the United States of America, management makes estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements, as well as the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

      Repurchase Agreements. The fund has agreed to purchase securities from financial institutions subject to the seller's agreement to repurchase them at an agreed-upon time and price ("repurchase agreement"). The financial institutions with whom the Fund enters into repurchase agreements are banks and broker/dealers which the advisor considers credit worthy pursuant to criteria approved by the Board. The seller under a repurchase agreement will be required to maintain the value of the securities as collateral, subject to the agreement at not less than the repurchase price plus accrued interest. The advisor marks to market daily the value of the collateral, and, if necessary, requires the sellers maintain additional securities, to ensure that the value is not less than the repurchase price. Default by or bankruptcy of the seller would, however, expose the Fund to possible loss because of adverse market action or delays in connection with disposition of the underlying securities.

      Security Loans. The Fund receives compensation in the form of fees, or it retains a portion of interest on the investment of any cash received as collateral. The Fund also continues to receive interest or dividends on the securities loaned. The loans are secured by collateral at least equal, at all times, to the fair value of the securities loaned plus accrued interest. Gain or loss in the fair value of the securities loaned that may occur during the term of the loan will be for the account of the Fund.

      Class Net Asset Values and Expenses. All income, expenses not attributable to a particular class, and realized and unrealized gains, are allocated to each class proportionately on a daily basis for purposes of determining the net asset value of each class. Each class bears different distribution expenses. Ratios are calculated by adjusting the expense and net investment income ratios for the Fund for the entire period for the effect of expenses applicable to each class.

      Reclassifications of Capital Accounts. Accounting principles generally accepted in the United States of America require that certain components of the net assets relating to permanent differences be reclassified between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share.

NOTE 2 - INVESTMENT MANAGEMENT AND DISTRIBUTION AGREEMENTS AND OTHER AFFILIATED PARTY TRANSACTIONS

      Pursuant to an Investment Advisory Agreement, the Advisor, Satuit Capital Management, LLC provides investment services for an annual fee of 1.25% of the average daily net assets of the Fund. Per an expense limitation agreement, the Advisor has agreed to waive its fees and reimburse fund expenses in order to limit the operating expenses for Class A shares to 1.95% of average Class A net assets and for Class C shares to 2.70% of average Class C net through October 31, 2007. For the six months ended April 30, 2007, the Advisor earned fees of $818,592, of which $90,759 were waived.

      The Fund has adopted a plan pursuant to Rule 12b-1 under the Investment Company Act of 1940, as amended, whereby the Fund or the Advisor may pay the distributor for certain activities and expenses which are primarily intended to result in the sale of the Fund's shares, including, but not limited to, advertising, printing of prospectuses and reports for other than existing shareholders, preparation and distribution of advertising materials and sales literature, and payments to dealers and shareholder servicing agents who enter into agreements with the Fund or the Advisor. The Fund or the Advisor may incur such distribution expenses at the rate of .25% per annum on the Fund's A Class average daily net assets, and at the rate of .75% on the Fund's C Class average daily net assets. For the six months ended April 30, 2007, there were $160,553 of 12b-1 fees incurred by Class A shares.

      The Fund has also adopted a shareholder servicing plan for Class C shares that provides that the Fund will compensate the Distributor with a servicing fee at the rate up to .25% per annum of the average daily net assets of the Fund for the distributor's role of paying various shareholder servicing agents for performing shareholder servicing functions and maintaining shareholder accounts. For the six months ended April 30, 2007, there were $12,662 of distribution and servicing fees incurred by the Fund.

      The Advisor will be entitled to reimbursement of fees waived or reimbursed by the Advisor to the Fund. The total amount of reimbursement recoverable by the Advisor is the sum of all fees waived or reimbursed by the Advisor to the Fund during any of the previous three years, less any reimbursement previously paid by the Fund to the Advisor with respect to any waivers, reductions, and payments made with respect to the Fund. The recoverable amount does not include fees voluntarily waived and expenses reimbursed prior to November 1, 2001. The total amount of recoverable reimbursements as of April 30, 2007 was $385,638, and expire as follows:

                           2004   43,313 Expires 2007
                           2005  136,422 Expires 2008
                           2006  205,903 Expires 2009
                                --------
                                $385,638
                                ========

      Commonwealth Shareholder Services, Inc. ("CSS"), an affiliate of the investment advisor, is Administrator to the Fund and received $56,311 for providing shareholder services, record-keeping, administrative services and blue-sky filings for the six months ended April 30, 2007. Additionally, CSS received $1,185 and $1,980 of the $103,552 in shareholder services and $14,877 registration fees, respectively for hourly services provided to the Fund.

      First Dominion Capital Corporation ("FDCC"), an affiliate of the investment advisor, acts as the Fund's principal underwriter in the continuous public offering of the Fund's shares. Underwriting commissions and fees of $5,008 were received by FDCC in connection with the distribution of the Fund's shares during the six months ended April 30, 2007. In addition, FDCC receives a contingent deferred sales charge ("CDSC") of 2% for certain Class A Fund share redemptions occurring within 360 days of purchase and for certain Class C Fund share redemptions occurring within two years of purchase. Shares redeemed subject to a CDSC will receive a lower redemption value per share. For the six months ended April 30, 2007, the CDSC for Fund shares redeemed was $73,873.

      Fund Services, Inc. ("FSI"), an affiliate of the investment advisor, is the Fund's Transfer and Dividend Disbursing Agent. FSI received $85,250 for its services for the six months ended April 30, 2007.

      Commonwealth Fund Accounting ("CFA"), an affiliate of the investment advisor, is the Fund's Accounting Agent. CFA received $29,591 for its services for the six months ended April 30, 2007.

      Certain officers and/or an interested Trustee of the Fund are also employees, officers and/or directors of Satuit Capital Management, LLC.

NOTE 3 - INVESTMENTS

      The cost of purchases and the proceeds from sales of securities other than short-term notes for the six months ended April 30, 2007 aggregated $122,039,624 and $121,193,730, respectively.

NOTE 4 - SECURITIES LENDING

      The Fund participates in a securities lending program through its custodian. The Fund may make secured loans of its portfolio securities, on either a short-term or long-term basis, amounting to not more than 33 1/3% of its total assets. As a matter of policy, securities loans are made to broker-dealers pursuant to agreements requiring that the loans be continuously secured by collateral consisting of cash or short-term debt at all times of no less than 102% of the value of the securities on loan, "marked-to-market" daily. The borrower pays to the lender-Fund an amount equal to any dividends or interest received on securities lent. The fund retains all or a portion of the interest received on the collateral or receives a fee from the borrower. Although voting rights, or rights to consent, with respect to the loaned securities may pass to the borrower, the Fund retains the right to call the loans at any time on reasonable notice, and it will do so to enable the Fund to exercise voting rights on any matters materially affecting the investment. The Fund may also call such loans in order to sell the securities. At April 30, 2007, securities valued at $34,071,768 were on loan to brokers. For collateral, the Fund received shares of overnight repurchase agreements with Bear Stearns. Income from securities lending amounted to $158,032 for the six months ended April 30, 2007. The risks to the Fund of securities lending are that the borrower may not provide additional collateral when required or return the securities when due.

NOTE 5 - DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF CAPITAL

      Distributions from net investment income and realized gains, if any, are recorded on the ex-dividend date. Income distributions and capital gain distributions are determined in accordance with regulations which may differ from accounting principles generally accepted in the United States of America. These distribution differences primarily result from different treatments of wash sales.

      The tax character of distributions paid during the year ended October 31, 2006 and the year ended October 31, 2005 was as follows:

                                                Year ended       Year ended
                                             October 31, 2006 October 31, 2005
                                             ---------------- ----------------
  Distributions from ordinary income            $  511,448        $     --
  Distributions from long-term capital gains     1,492,304         698,911
                                                ----------        --------
  Total distributions                           $2,003,752        $698,911
                                                ==========        ========

      As of October 31, 2006, the components of distributable earnings on a tax basis were as follows:

                     Capital loss carryforward $  (899,934)
                     Unrealized appreciation    12,349,480
                                               -----------
                                               $11,449,546
                                               ===========

NOTE 6 - CAPITAL STOCK TRANSACTIONS

      Capital stock transactions for each class of shares were:

                                Class A Shares        Class C Shares
                           -----------------------  ------------------
                               Six months ended      Six months ended
                                April 30, 2007        April 30, 2007
                                 (unaudited)            (unaudited)
                           -----------------------  ------------------
                             Shares       Value      Shares    Value
                           ---------  ------------  -------  ---------
         Shares sold       1,206,530  $ 31,545,808   15,349  $ 396,082
         Shares reinvested        --            --       --         --
         Shares redeemed    (773,711)  (20,187,153) (11,407)  (293,607)
                           ---------  ------------  -------  ---------
         Net increase        432,819  $ 11,358,655    3,942  $ 102,475
                           =========  ============  =======  =========

                                Class A Shares        Class C Shares
                           -----------------------  ------------------
                                  Year ended            Year ended
                               October 31, 2006      October 31, 2006
                           -----------------------  ------------------
                             Shares       Value     Shares     Value
                           ---------  ------------  ------  ----------
         Shares sold       4,339,980  $106,910,018  75,627  $1,919,882
         Shares reinvested    81,713     1,899,828   2,329      53,591
         Shares redeemed    (565,019)  (13,810,945) (5,406)   (159,758)
                           ---------  ------------  ------  ----------
         Net increase      3,856,674  $ 94,998,901  72,550  $1,813,715
                           =========  ============  ======  ==========

NOTE 7 - SHAREHOLDER CONCENTRATIONS

      As of April 30, 2007, two shareholders held approximately 59.20% of the outstanding Class A shares and one shareholder held approximately 9.53% of the outstanding Class C shares of the fund. These shareholders represent omnibus accounts, which are held on behalf of several individual shareholders.

SATUIT CAPITAL MICRO CAP FUND
SUPPLEMENTAL INFORMATION (unaudited)

VOTING PROXIES ON FUND PORTFOLIO SECURITIES

      A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to securities held in the Fund's portfolio is available without charge and upon request, by calling 1-800-567-4030 or on the SEC's website at www.sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent twelve months ended June 30 is available on or through the SEC's website at www.sec.gov.

QUARTERLY PORTFOLIO HOLDINGS

      The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on "Form N-Q". These filings are available, without charge and upon request, by calling 1-800-527-9525 or on the SEC's website at www.sec.gov. The Fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Investment Adviser:

   Satuit Capital Management, LLC.
     2807 Gaston Gate
     Mt. Pleasant, SC 29466

Distributor:

   First Dominion Capital Corp.
     8730 Stony Point Parkway, Suite 205
     Richmond, Virginia 23235

Independent Registered Public Accounting Firm:

   Tait, Weller and Baker LLP
     1818 Market Street, Suite 2400
     Philadelphia, Pennsylvania 19103

Transfer Agent:

For account information, wire purchase or redemptions, call or write to Satuit Capital Micro
 Cap Fund's Transfer Agent:

   Fund Services, Inc.
     Post Office Box 26305
     Richmond, Virginia 23260
     (800) 628-4077 Toll Free

More Information:

For 24 hours, 7 days a week price information, investment plans, and other shareholder services, call Commonwealth Shareholder Service at
 (800) 567-4030 Toll Free. Fund information is also available online at www.satuitcapital.com.

[LOGO]

                      Semi-Annual Report to Shareholders

                         SATUIT CAPITAL MICRO CAP FUND

                                  A series of
                        Satuit Capital Management Trust

                           For the Six Months Ended
                                April 30, 2007
                                  (Unaudited)

ITEM 2.  CODE OF ETHICS.

Not applicable when filing a semi-annual report to shareholders.

ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable when filing a semi-annual report to shareholders.

ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable when filing a semi-annual report to shareholders

ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable when filing a semi-annual report to shareholders

ITEM 6.  SCHEDULE OF INVESTMENTS.

Please see Schedule of Investments contained in the Report to Shareholders included under Item 1 of this Form N-CSR.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable

ITEM 8.  PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable

ITEM 10.  SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not applicable

 ITEM 11. CONTROLS AND PROCEDURES.

(a) The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective at the reasonable assurance level based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) There were no significant changes in the registrant's internal controls over financial reporting during the second fiscal quarter of the period that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

ITEM 11. EXHIBITS.

The following exhibits are attached to this Form N-CSR:

        EXHIBIT NO.      DESCRIPTION OF EXHIBIT
        -----------      ----------------------

        11 (b) (1)       Certification of Principal Executive Officer
Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

        11 (b) (2)       Certification of Principal Financial Officer
Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

        11 (c)           Certification of Principal Executive Officer and
Principal Financial Officer Pursuant to Section 906 of the Sarbanes-Oxley Act of 2002

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): Satuit Capital Management Trust

By: /s/ Robert J. Sullivan
      ---------------------
      Robert J. Sullivan
      Principal Executive Officer

Date: July 9, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:   /s/ Robert J. Sullivan
      ---------------------
      Robert J. Sullivan
      Principal Financial Officer

Date:  July 9, 2007